Share-based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) yr $ / shares	Dec. 31, 2023 USD ($) yr $ / shares	Dec. 31, 2022 USD ($) yr $ / shares
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 1.37	$ 5.41	$ 14.1
Award life (weighted average) | yr	5.55	5.6	6
Expected dividends	0.00%	0.00%	0.00%
Other reserves within equity on consolidated statement | $	$ 5,194	$ 4,651
Expense for awards recognized | $	1,171	2,291	$ 1,671
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 4,900	$ 4,200
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 5.8	$ 5.32	$ 9.46
Expected volatility	85.00%	83.00%	87.00%
Risk-free interest rate	3.54%	3.50%	1.74%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 14.81	$ 13.15	$ 19.42
Expected volatility	94.00%	88.00%	92.00%
Risk-free interest rate	4.52%	4.77%	3.69%